SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

In 2018, the NESR shareholders approved the 2018 Long Term Incentive Plan (the “LTIP”). A total of 5,000,000 ordinary shares are reserved for issuance under the LTIP. Grants to members of the Company’s Board of Directors are time-based and vest ratably over a 1-year period. Grants to Company employees are time-based and with limited exceptions, vest ratably over a 3-year period.

The purpose of the LTIP is to enhance NESR’s ability to attract, retain and motivate persons who make (or are expected to make) important contributions to NESR by providing these individuals with equity ownership opportunities. The Company intends to use time-based restricted stock unit awards to reward long-term performance of the executive officers. The Company believes that providing a meaningful portion of the total compensation package in the form of share-based awards will align the incentives of its executive officers with the interests of its shareholders and serve to motivate and retain the individual executive officers.

The following tables set forth the LTIP activity for the periods indicated (in US$ thousands, except share and per share amounts):

	Year ended
	December 31, 2022		December 31, 2021		December 31, 2020
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	2,248,699	$9.58	2,038,662	$7.38	1,502,690	$10.25
Granted	1,011,040	$8.76	1,413,335	$11.67	1,194,905	$5.30
Vested	(1,064,774)	$9.38	(940,032)	$8.04	(590,264)	$10.18
Forfeited	(118,648)	$9.25	(263,266)	$9.20	(68,669)	$9.55
Unvested at End of Period	2,076,317	$10.10	2,248,699	$9.58	2,038,662	$7.38

At December 31, 2022, there were 14,828 restricted stock units awarded to 39 participants that were vested but not yet issued by the stock transfer agent. The issuance of these vested restricted stock units is subject to the participants setting up their participant accounts with the stock transfer agent. Additionally, during 2022, 53,429 previously vested shares, issued to members of the Board of Directors, were cancelled by the Board of Directors.

At December 31, 2022 and 2021, the Company had unrecognized compensation expense of $12.4 million and $14.0 million, respectively, related to unvested LTIP to be recognized on a straight-line basis over a weighted average remaining period of 1.72 years and 1.99 years, respectively. Stock-based compensation has been recorded in the Consolidated Statements of Operations as follows (in US$ thousands):

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Cost of Services	$4,466	$4,632	$3,521
Selling, general and administrative expenses (excluding Amortization)	4,803	5,127	4,311
Net cost	$9,269	$9,759	$7,832